[SEC CORRESPONDENCE]

Velocity Express Corporation

One Morningside Drive North,

Bldg. B, Suite 300

Westport, Connecticut 06880

November 4, 2005

Writer’s Direct Dial:

(612) 337-4525

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Velocity Express Corporation

Current Report on Form 8-K

File No. 0-28452

Ladies and Gentlemen:

On behalf of Velocity Express Corporation (the “Company”) (File No. 0-28452), attached please find an EDGAR transmission of the Company’s Current Report on Form 8-K. This report relates to a change in the Company’s independent registered public accounting firm.

Should you have any questions, please call the undersigned at (612) 337-4525.

Very truly yours,

/s/ Wesley C. Fredenburg
Wesley C. Fredenburg
General Counsel